Commitments - Summary of Commitments to Purchase Eligible Services and Offerings (Details) - Google [Member]	12 Months Ended
	Dec. 31, 2024 USD ($)
Long-Term Purchase Commitment [Line Items]
Commitment amount	$ 10,000,000
Commitment Period 1 [Member]
Long-Term Purchase Commitment [Line Items]
Commitment amount	1,000,000	[1]
Commitment Period 2 [Member]
Long-Term Purchase Commitment [Line Items]
Commitment amount	3,000,000	[2]
Commitment Period 3 [Member]
Long-Term Purchase Commitment [Line Items]
Commitment amount	$ 6,000,000	[3]

[1]	The period starting on November 15, 2024 and continuing for 12 months.
[2]	The period starting at the end of Commitment Period 1 and continuing for 12 months.
[3]	The period starting at the end of Commitment Period 2 and continuing for 12 months.